Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Stockholders' Equity

8. Stockholders’ Equity

Common Stock

During the year ended December 31, 2024, the Company’s board of directors adopted, and its stockholders approved, an increase in the total authorized shares of common stock from 100,000,000 to 150,000,000 shares with a par value of $0.001 per share.

At-The-Market Equity Offerings

In March 2022, the Company filed a shelf registration statement with the SEC, which was declared effective on April 22, 2022. On April 28, 2022, the Company entered into an at-the-market sales agreement (the Sales Agreement) with Cowen and Company, LLC. Under the Sales Agreement, the Company may sell up to $100.0 million worth of shares of common stock. During the year ended December 31, 2023, the Company issued and sold 9,822,930 shares of common stock under the Sales Agreement at a weighted average price per share of $3.01, for aggregate net proceeds of $28.7 million, after deducting commissions and offering expenses. There were no shares issued under the 2022 Sales Agreement during the year ended December 31, 2024. As of December 31, 2024, approximately $66.0 million remained available to be sold under the terms of the Sales Agreement. The shelf registration statement will expire on April 28, 2025.